Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 10,537,581	$ 152,365	₨ 8,346,526	₨ 5,460,670
Bank Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,541,783	36,752	1,631,861
Term Deposits [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	₨ 7,995,798	$ 115,613	₨ 6,714,665